Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplementary Financial Statement Information [Abstract]
Schedule of Prepaid Expenses and Other Receivables	PREPAID EXPENSES AND OTHER RECEIVABLES (U.S. dollars in thousands):
	June 30,	December 31,
	2026	2025
Institutional receivables	$290	$283
Prepaid expenses	233	119
Others	84	34
	$607	$436

Schedule of Other Payables	OTHER PAYABLES (U.S. dollars in thousands):

	June 30,	December 31,
	2026	2025
Employees and employee institutions	643	580
Expenses payable	345	712
Royalties payable	554	574
Advances from Baran	838	474
Other liabilities	29	18
	2,409	2,358

Schedule of Cost of Expenses	COST OF REVENUES (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Consultants and subcontractors - thermal energy storage unit costs	-	426
Write down of work-in-progress inventory to net realizable value	473	636
	473	1,062
Operating costs not attributed to projects (mainly salary and related expenses)*	874	793
	1,347	1,855

*	Plant cost and expenses not operating in full capacity.

RESEARCH AND DEVELOPMENT (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Salary and related expenses	1,220	1,514
Consultants and subcontractors	70	131
Expenditure on materials	18	269
Office maintenance	116	200
Depreciation and other	4	297
	1,428	2,411
SELLING AND MARKETING (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Salary and related expenses	653	500
Office maintenance	17	18
Project Promotion	39	43
Consultants	-	10
Other	56	53
	765	624
GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025

Salary and related expenses	1,669	1,156
Office maintenance	76	117
Consultants and insurance	654	720
Depreciation and other	30	82
	2,429	2,075

Schedule Other Financial Income (Expenses), Net	OTHER FINANCIAL INCOME (EXPENSES), NET (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Interest income	58	27
Fair value adjustments of warrants	-	6
Exchange rate differences, Net	104	(644)
Bank fees	(6)	(6)
	156	(617)

Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share is computed as follows:

	Six months ended June 30,
Numerator ($ in thousands):	2026	*2025
Net loss for the period, as reported	(6,089)	(7,454)
8% dividend on preferred shares	(149)	-
Deemed dividend for down-round adjustments:
- Preferred shares	(6,736)	-
- Warrants	(1,840)	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(14,814)	(7,454)
Denominator (Ordinary Shares in thousands)*
Weighted average number of shares outstanding during the period	117,661	9,359
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	117,661	9,359

Basic and dilutive loss per Ordinary Share (in dollars)	(125.90)	(796.45)

*	Post reverse splits of shares – see Note 5A.